Financial Instruments - Disclosure of Components of Mutual Fund Investments Financial Assets at Fair Value through Profit or (Loss) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	R$ 8,253	R$ 85,944
Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	8,253	84,665
Vinci Multiestratgia FIM [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		21,074
Vinci Valorem FIM [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		826
Vinci Selection FIC De FIM [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		537
Vinci Selection FIM [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		526
FI Vinci Renda Fixa CP [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	R$ 8,253	61,227
Vinci Atlas FIC De FIM [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		R$ 475